Adv B Adv C | Treasury Fund
Supplement to the
Fidelity® Cash Management Funds: Treasury Fund - Advisor B Class and Advisor C Class
December 30, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for the fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

This policy is subject to change only upon 60 days' prior notice to shareholders.